Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared per share	$ 0.60	$ 6.07	$ 1.34
Repurchase of treasury stock, shares	1,500,000
Accumulated Other Comprehensive (Loss) Income [Member]
Unrealized gain (loss) on derivatives tax (benefit) expense	$ 632	$ (627)